NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 28	$ 23
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	5	4
Personal Assets Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	4	2
Tax Withholdings To Be Deposited [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	5	6
Royalties [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	12	9
Others One [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 2	$ 2